Offsets	Aug. 03, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	IQM Finland Oy
Form or Filing Type	F-4
File Number	333-295867
Initial Filing Date	May 14, 2026
Fee Offset Claimed	$ 22,150.75
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares issuable upon exercise of Private Placement Warrants
Unsold Securities Associated with Fee Offset Claimed | shares	12,530,970
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 160,396,416.00
Termination / Withdrawal Statement	(a) The Registrant previously paid registration fees under the Registration Statement on Form F-4 (File No. 333-283635) (the "Prior Registration Statement") to register for resale for the offering of certain IQM Warrants, including the Private Placement Warrants and Public Warrants, and the offering deemed to have occurred pursuant to Question 139.01 of the Securities Act Sections Compliance and Disclosure Interpretations with respect to the IQM Shares underlying such warrants, including 14,075,000 IQM Warrants and the deemed offering of the Ordinary Shares issuable upon exercise thereof. (b) The Registrant previously paid registration fees to register 14,075,000 IQM Warrants, including the Private Placement Warrants and Public Warrants, on the Prior Registration Statement and, consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to such IQM Warrants was allocated to the IQM Shares issuable upon exercise of such IQM Warrants, and those IQM Shares were included in the total registration fee paid in connection with the Prior Registration Statement. Such offering of 14,075,000 IQM Warrants, including the Private Placement Warrants and Public Warrants, and the deemed offering of the shares underlying such warrants correspond to $24,880.10 of the total $57,820.23 fees calculated and paid in connection with the Prior Registration Statement. The Registrant is therefore claiming $22,150.75 as a fee offset related to the 3,905,981 Private Placement Warrants and the 8,624,989 Public Warrants, and the deemed offering of the IQM Shares, including the IQM Shares represented by IQM ADSs, underlying such warrants. None of the issued and outstanding Private Placement Warrants and Public Warrants that were registered on the Prior Registration Statement have been exercised and, consequently, none of the IQM Shares underlying such warrants have been issued or sold under the Prior Registration Statement. The Registrant now intends to register, among others, the issuance and sale of the IQM Shares, including the IQM Shares represented by IQM ADSs, in connection with the exercise of any of the issued and outstanding Private Placement Warrants and Public Warrants under this Registration Statement on Form F-1.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	IQM Finland Oy
Form or Filing Type	F-4
File Number	333-295867
Filing Date	May 14, 2026
Fee Paid with Fee Offset Source	$ 22,150.75